Filed Pursuant to Rule 497(e)
1933 Act File No. 333-170422
1940 Act File No. 811-22492

MAINGATE TRUST

On behalf of the MainGate MLP Fund, a series of MainGate Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated January 29, 2019, to the Prospectus dated March 31, 2018 for MainGate Trust, which was filed pursuant to Rule 497(e) on January 29, 2019.  The purpose of this filing is to submit the 497(e) filing dated January 29, 2019 in XBRL for the MainGate MLP Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE